Derivatives	12 Months Ended
Dec. 31, 2020
Derivatives
Derivatives

10 Derivatives

Companies within NatWest Group transact derivatives as principal either as a trading activity or to manage balance sheet foreign exchange, interest rate and credit risk.

	2020			2019
	Notional	Assets	Liabilities	Notional	Assets	Liabilities
	£bn	£m	£m	£bn	£m	£m
Exchange rate contracts	3,328	52,239	55,107	3,750	44,792	47,141
Interest rate contracts	10,703	114,115	105,214	11,293	104,957	99,331
Credit derivatives	15	161	376	17	280	359
Equity and commodity contracts	1	8	8	3	—	48
		166,523	160,705		150,029	146,879

NatWest Group applies hedge accounting to manage the following risks: interest rate, foreign exchange and net investment in foreign operations.

NatWest Group’s interest rate hedging relate to the management of NatWest Group’s non-trading structural interest rate risk, caused by the mismatch between fixed interest rates and floating interest rates. NatWest Group manages this risk within approved limits. Residual risk positions are hedged with derivatives, principally interest rate swaps. Suitable larger financial instruments are fair value hedged; the remaining exposure, where possible, is hedged by derivatives documented as cash flow hedges.

Cash flow hedges of interest rate risk relates to exposures to the variability in future interest payments and receipts due to the movement of benchmark interest rates on forecast transactions and on recognised financial assets and financial liabilities. This variability in cash flows is hedged by interest rate swaps , fixing the hedged cash flows. For these cash flow hedge relationships, the hedged items are actual and forecast variable interest rate cash flows arising from financial assets and financial liabilities with interest rates linked to the relevant benchmark rate LIBOR, EURIBOR, SONIA, the Bank of England Official Bank Rate or the European Central Bank Refinance Rate. The variability in cash flows due to movements in the relevant benchmark rate is hedged; this risk component is identified using the risk management systems of NatWest Group. This risk component comprises the majority of cash flow variability risk.

Fair value hedges of interest rate risk involve interest rate swaps transforming the fixed interest rate risk in recognised financial assets and financial liabilities to floating.  The hedged risk is the risk of changes in the hedged item’s fair value attributable to changes in the benchmark interest rate embedded in the hedged item. The significant embedded benchmarks are LIBOR, EURIBOR and SONIA. This risk component is identified using the risk management systems of NatWest Group. This risk component comprises the majority of the hedged items fair value risk.

NatWest Group hedges the exchange rate risk of its net investment in foreign currency denominated operations with currency borrowings and forward foreign exchange contracts. NatWest Group reviews the value of the investments’ net assets, executing hedges where appropriate to reduce the sensitivity of capital ratios to foreign exchange rate movement. Hedge accounting relationships will be designated where required.

Exchange rate risk also arises in NatWest Group where payments are denominated in different currencies than the functional currency.  Residual risk positions are hedged with forward foreign exchange contracts.  Exposure to the variability in future payments due to the movement of foreign exchange rates is hedged, fixing the exchange rate the payments will be settled in.  The derivatives are documented as cash flow hedges.

For all cash flow hedging and fair value hedge relationships NatWest Group determines that there is an adequate level of offsetting between the hedged item and hedging instrument by assessing the initial and ongoing effectiveness by comparing movements in the fair value of the expected highly probable forecast interest cash flows/ fair value of the hedged item attributable to the hedged risk with movements in the fair value of the expected changes in cash flows from the hedging interest rate swap. Hedge effectiveness is measured on a cumulative basis over a time period management determines to be appropriate. NatWest Group uses either the actual ratio between the hedged item and hedging instrument(s) or one that minimises hedge ineffectiveness to establish the hedge ratio for hedge accounting.

A number of the current cash flow and fair value hedges of interest rate risk that mature post 31 December 2021 will be directly affected by interest rate benchmark reform. NatWest Group early adopted the amendments to IAS 39 and IFRS 7 issued in September 2019 for reporting periods beginning 1 January 2019; these amendments are known as Phase 1 relief. The relief allows, where uncertainty arising from benchmark rate reform exists, the following:

•When assessing if affected forecasted cash flows are highly probable or still expected to occur; it is assumed the IBOR based forecasted hedged cash flows are not altered as a result of interest rate benchmark reform.

•For the purpose of the prospective effectiveness assessment; it is assumed the IBOR based hedged cash flows and/ or hedged risk are not altered as a result of interest rate benchmark reform.

•Hedge accounting relationships will not be discontinued if they fall outside the 80 – 125% range when performing a retrospective effectiveness assessment.

•The assessment as to whether a non-contractually specified IBOR risk component is separately identifiable, is done only at the inception of the relationship.

The disclosures made for the notional of hedging instruments and risk exposures affected by interest rate benchmark reform contain information for both the hedging instrument and hedged risks even if only one of these will be directly impacted by the reform.

NatWest Group early adopted the amendments to IAS 39 issued in August 2020 for reporting periods beginning 1 January 2021; these amendments are known as Phase 2 relief and apply at the point where components of a hedge accounting relationships transition to reference an alternative interest rate benchmark. Where relationships have transitioned in the year, the impacted hedge accounting relationships had their designations amended in line with the Phase 2 relief.

The following phase 2 reliefs have been applied:

•	Where forecasted cash flows in cash flow hedge relationships have transitioned to an alternative benchmark interest rate, the relevant hedge accounting designations have been amended.
•	As a result of the amended designations the balances in other comprehensive income linked to the transitioned forecasted cash flows are now deemed based on the alternative benchmark interest rate.

Included in the table above are derivatives held for hedging purposes as follows:

	2020				2019
				Changes in fair				Changes in fair
				value used for				value used for
	Notional	Assets	Liabilities	hedge ineffectiveness (1)	Notional	Assets	Liabilities	hedge ineffectiveness (1)
	£bn	£m	£m	£m	£bn	£m	£m	£m
Fair value hedging
Interest rate contracts	65.5	1,878	3,844	(875)	65.1	1,186	2,641	(585)

Cash flow hedging
Interest rate contracts	128.8	2,035	1,210	217	148.4	1,450	833	366
Exchange rate contracts	14.4	37	116	(52)	12.3	66	8	(59)

Net investment hedging
Exchange rate contracts	0.2	—	9	11	0.4	—	4	8
	208.9	3,950	5,179	(699)	226.2	2,702	3,486	(270)
IFRS netting		(3,857)	(5,049)		—	(2,500)	(3,464)	—
		93	130		—	202	22	—

Note:

(1) The change in fair value used for hedge ineffectiveness includes instruments that were decrecognised in the year.

The notional of hedging instruments affected by interest rate benchmark reform is as follows:

	2020	2019
	£bn	£bn
Fair value hedging
- EURIBOR	13.6	11.1
- GBP LIBOR	11.2	13.6
- USD LIBOR	26.6	26.6
- Other CCY LIBOR	1.1	—
Cash flow hedging
- EURIBOR	5.2	3.4
- GBP LIBOR	51.7	47.2
- USD LIBOR	2.7	2.1

The following table shows the period in which the hedging contract ends:

	0-3 months	3-12 months	1-3 years	3-5 years	5-10 years	10-20 years	20+ years	Total
2020	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Fair value hedging
Hedging assets - interest rate risk	1.2	2.3	6.3	7.4	8.9	5.1	4.2	35.4
Hedging liabilities - interest rate risk	—	0.6	10.1	11.6	7.1	0.5	0.2	30.1
Cash flow hedging
Hedging assets
Interest rate risk	0.7	10.5	19.3	13.9	10.5	0.1	—	55.0
Average fixed interest rate (%)	1.28	1.22	1.51	1.06	0.92	3.12	—	1.23
Hedging liabilities
Interest rate risk	1.6	28.9	36.8	3.4	2.4	0.7	—	73.8
Average fixed interest rate (%)	1.14	0.78	0.37	1.25	0.65	4.55	—	0.64
Hedging assets
Exchange rate risk	—	—	1.0	0.2	—	—	—	1.2
Average JPY - € rate	—	—	120.21	—	—	—	—	120.21
Average JPY - £ rate	—	—	133.31	132.89	—	—	—	132.93
Average JPY - $ rate	—	107.53	107.06	109.70	—	—	—	107.44
Average USD - £ rate	—	—	1.22	—	—	—	—	1.22
Hedging liabilities
Exchange rate risk	0.1	5.5	4.4	1.5	1.7	—	—	13.2
Average USD - £ rate	—	1.32	1.33	1.56	1.38	—	—	1.36
Average INR - £ rate	93.21	95.99	—	—	—	—	—	95.29
Net investment hedging
Exchange rate risk	0.1	0.1	—	—	—	—	—	0.2
Principal currency hedges
Average SEK - £ rate	11.15	12.56	—	—	—	—	—	11.53
Average DKK - £ rate	8.28	—	—	—	—	—	—	8.28
Average NOK - £ rate	12.73	—	—	—	—	—	—	12.73
2019
Fair value hedging
Hedging assets - interest rate risk	0.6	1.6	8.1	5.5	12.5	4.4	4.3	37.0
Hedging liabilities - interest rate risk	—	0.5	6.3	12.7	6.6	2.0	—	28.1
Cash flow hedging
Hedging assets
Interest rate risk	4.8	11.4	31.7	10.7	12.2	—	—	70.8
Average fixed interest rate (%)	1.10	0.97	1.20	1.78	1.44	3.12	—	1.11
Hedging liabilities
Interest rate risk	1.9	22.0	45.2	5.3	2.4	0.8	—	77.6
Average fixed interest rate (%)	0.83	1.01	0.87	1.32	1.12	4.31	—	0.98
Exchange rate risk	—	1.9	6.2	3.1	1.1	—	—	12.3
Average USD - £ rate	—	1.56	1.30	1.30	1.44	—	—	1.35
Average INR - £ rate	—	88.64	94.01	—	—	—	—	93.11
Net investment hedging
Exchange rate risk	0.1	0.3	—	—	—	—	—	0.4
Principal currency hedges
Average SEK - £ rate	12.27	12.10	—	—	—	—	—	12.21
Average DKK - £ rate	8.78	—	—	—	—	—	—	8.78
Average NOK - £ rate	12.36	—	—	—	—	—	—	12.36

The table below analyses assets and liabilities, subject to hedging derivatives.

				Impact on
			Changes in fair	hedged items
	Carrying value	Impact on	value used as	ceased to be
	of hedged	hedged items	a basis to	adjusted for
	assets and	included in	determine	hedging
	liabilities	carrying value	ineffectiveness (1)	gains or losses
2020	£m	£m	£m	£m
Fair value hedging - interest rate
Loans to banks and customers - amortised cost	7,947	1,242	323	77
Other financial assets - securities	34,665	2,254	1,568	—
Total	42,612	3,496	1,891	77

Other financial liabilities - debt securities in issue	29,317	1,336	(746)	—
Subordinated liabilities	6,877	356	(268)	10
Total	36,194	1,692	(1,014)	10

Cash flow hedging - interest rate
Loans to banks and customers - amortised cost	53,447	—	(601)	—
Other financial assets - securities	2,616	—	(16)	—
Total	56,063	—	(617)	—

Cash flow hedging - interest rate
Bank and customer deposits	72,880	—	409	—
Other financial liabilities - debt securities in issue	1,014	—	13	—

Cash flow hedging - exchange rate
Other financial liabilities - debt securities in issue	9,582	—	52	—
Total	83,476	—	474	—

2019
Fair value hedging - interest rate
Loans to banks and customers - amortised cost	6,716	1,023	165	86
Other financial assets - securities	35,796	1,274	1,474	—
Total	42,512	2,297	1,639	86

Other financial liabilities - debt securities in issue	26,811	830	(807)	30
Subordinated liabilities	5,398	(275)	(222)	24
Total	32,209	555	(1,029)	54

Cash flow hedging - interest rate
Loans to banks and customers - amortised cost	69,254	—	(566)	—
Other financial assets - securities	2,275	—	(16)	—
Total	71,529	—	(582)	—

Cash flow hedging - interest rate
Bank and customer deposits	75,837	—	225	—
Other financial liabilities - debt securities in issue	1,009	—	14	—

Cash flow hedging - exchange rate
Other financial liabilities - debt securities in issue	12,264	—	59	—
Total	89,110	—	298	—

Note:

(1)  The change in fair value used for hedge ineffectiveness instruments derecognised in the year.

The following risk exposures will be affected by interest rate benchmark reform (notional, hedged adjustment):

	2020		2019(1)
		Hedged		Hedged
	Notional	adjustment	Notional	adjustment
	£bn	£m	£bn	£m
Fair value hedging
- EURIBOR	15.1	27	12.7	93
- GBP LIBOR	11.4	1,178	13.9	1,211
- USD LIBOR	28.1	(427)	27.3	(303)
- Other CCY LIBOR	1.1	1	0.8	—
Cash flow hedging
- EURIBOR	4.1	(76)	3.3	(46)
- GBP LIBOR	10.5	(473)	9.6	(186)
- USD LIBOR	2.7	(61)	2.0	5
- BOE Base rate (2)	40.7	(156)	37.5	(285)
- ECB REFI rate (2)	1.2	—	0.1	—
- SONIA (2)	0.6	4	0.1	—

Notes:

(1)2019 has been restated to align the methodology used to identify hedge relationships subject to IBOR reform.

(2)Hedge relationships subject to reform are those where either the hedged item or the hedging instrument is subject to the IBOR reform.

The following table shows an analysis of cash flow hedge reserve and foreign exchange hedge reserve.

	2020		2019
	Cash flow	Foreign exchange	Cash flow	Foreign exchange
	hedge reserve	hedge reserve	hedge reserve	hedge reserve
	£m	£m	£m	£m
Continuing			—	—
Interest rate risk	690	—	460	—
Foreign exchange risk	27	(72)	56	(50)
De-designated			—	—
Interest rate	(424)	—	(494)	—
Foreign exchange risk	(1)	(716)	(2)	(510)
Total	292	(788)	20	(560)

	2020		2019
		Foreign		Foreign
	Cash flow	exchange hedge	Cash flow	exchange hedge
	hedge reserve	reserve	hedge reserve	reserve
	£m	£m	£m	£m
Interest rate risk
Amount recognised in equity	318	—	585	—
Amount transferred from equity to net interest income	(19)	—	(243)	—
Foreign exchange risk
Amount recognised in equity	3	(57)	(12)	83
Amount transferred from equity to net interest income	(35)	—	(36)	—
Amount transferred from equity to non interest income	—	2	—	2,752
Amount transferred from equity to operating expenses	4	—	—	—
Total	271	(55)	294	2,835

Hedge ineffectiveness recognised in other operating income comprises:

	2020	2019	2018
	£m	£m	£m
Fair value hedging
Gains on the hedged items attributable to the hedged risk	877	610	54
Losses on the hedging instruments	(875)	(585)	(7)
Fair value hedging ineffectiveness	2	25	47
Cash flow hedging
- Interest rate risk	22	23	(112)
Cash flow hedging ineffectiveness	22	23	(112)
Total	24	48	(65)

The main sources of ineffectiveness for interest rate risk hedge accounting relationships are:

•

The effect of the counterparty credit risk on the fair value of the interest rate swap which is not reflected in the fair value of the hedged item attributable to the change in interest rate (fair value hedge).

•	Differences in the repricing basis between the hedging instrument and hedged cash flows (cash flow hedge); and
•	Upfront present values on the hedging derivatives where hedge accounting relationships have been designated after the trade date (cash flow hedge and fair value hedge).

Additional information on cash flow hedging and hedging of net assets can be found in the Statement of Changes in Equity.